UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments
Index Funds S&P 500 Equal Weight
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.47%
Basic Materials: 3.70%
Air Products & Chemicals, Inc.	38	$5,397
Alcoa, Inc.	578	5,358
CF Industries Holdings, Inc.	197	4,748
Dow Chemical Co.	104	5,170
Eastman Chemical Co.	76	5,160
Ecolab, Inc.	46	5,456
EI du Pont de Nemours & Co.	81	5,249
FMC Corp.	111	5,140
Freeport-McMoRan, Inc.	504	5,615
International Flavors & Fragrances, Inc.	43	5,421
International Paper Co.	130	5,509
LyondellBasell Industries NV, Class A	69	5,135
Monsanto Co.	50	5,170
Mosaic Co.	210	5,498
Newmont Mining Corp.	153	5,985
Nucor Corp.	107	5,287
PPG Industries, Inc.	51	5,312
Praxair, Inc.	48	5,395
Sherwin-Williams Co.	19	5,580
		101,585

Communications: 6.32%
Alphabet, Inc., Class A(a)	4	2,814
Alphabet, Inc., Class C(a)	4	2,768
Amazon.com, Inc.(a)	8	5,725
AT&T, Inc.	134	5,790
CBS Corp., Class B Non-Voting	100	5,444
CenturyLink, Inc.	199	5,773
Cisco Systems, Inc.	188	5,394
Comcast Corp., Class A	86	5,606
Discovery Communications, Inc., Class A(a)	106	2,674
Discovery Communications, Inc., Class C(a)	110	2,624
eBay, Inc.(a)	228	5,337
Expedia, Inc.	52	5,528
F5 Networks, Inc.(a)	46	5,237
Facebook, Inc., Class A(a)	47	5,371
Frontier Communications Corp.	1,078	5,325
Interpublic Group of Cos., Inc.	229	5,290
Juniper Networks, Inc.	236	5,308
Level 3 Communications, Inc.(a)	106	5,458
Motorola Solutions, Inc.	80	5,278
Netflix, Inc.(a)	57	5,214
News Corp., Class A	238	2,701
News Corp., Class B	232	2,707
Omnicom Group, Inc.	66	5,378
Priceline Group, Inc.(a)	4	4,994

	Shares	Value
Communications (continued)
Scripps Networks Interactive, Inc., Class A	84	$5,231
Symantec Corp.	275	5,649
TEGNA, Inc.	244	5,653
Time Warner, Inc.	74	5,442
TripAdvisor, Inc.(a)	84	5,401
Twenty-First Century Fox, Inc., Class A	93	2,516
Twenty-First Century Fox, Inc., Class B	94	2,562
VeriSign, Inc.(a)	64	5,533
Verizon Communications, Inc.	102	5,696
Viacom, Inc., Class B	121	5,018
Walt Disney Co.	55	5,380
Yahoo! Inc.(a)	145	5,446
		173,265

Consumer, Cyclical: 14.92%
Advance Auto Parts, Inc.	35	5,657
Alaska Air Group, Inc.	90	5,246
American Airlines Group, Inc.	186	5,266
AutoNation, Inc.(a)	115	5,403
AutoZone, Inc.(a)	7	5,557
Bed Bath & Beyond, Inc.	128	5,532
Best Buy Co., Inc.	183	5,600
BorgWarner, Inc.	165	4,871
CarMax, Inc.(a)	110	5,393
Carnival Corp.	114	5,039
Chipotle Mexican Grill, Inc.(a)	14	5,639
Coach, Inc.	142	5,785
Costco Wholesale Corp.	35	5,496
CVS Health Corp.	57	5,457
Darden Restaurants, Inc.	80	5,067
Delphi Automotive PLC	82	5,133
Delta Air Lines, Inc.	143	5,209
Dollar General Corp.	60	5,640
Dollar Tree, Inc.(a)	59	5,560
DR Horton, Inc.	178	5,603
Fastenal Co.	123	5,460
Foot Locker, Inc.	102	5,596
Ford Motor Co.	414	5,204
Gap, Inc.	281	5,963
General Motors Co.	187	5,292
Genuine Parts Co.	56	5,670
Goodyear Tire & Rubber Co.	201	5,158
Hanesbrands, Inc.	209	5,252
Harley-Davidson, Inc.	122	5,527
Harman International Industries, Inc.	73	5,243
Hasbro, Inc.	63	5,291
Home Depot, Inc.	43	5,491
Johnson Controls, Inc.	123	5,444
Kohl's Corp.	155	5,878
L Brands, Inc.	80	5,370
Leggett & Platt, Inc.	109	5,571
Lennar Corp., Class A	119	5,486
LKQ Corp.(a)	167	5,294
Lowe's Cos., Inc.	69	5,463

	Shares	Value
Consumer, Cyclical (continued)
Macy's, Inc.	168	$5,646
Marriott International, Inc., Class A	83	5,516
Mattel, Inc.	170	5,319
McDonald's Corp.	44	5,295
Michael Kors Holdings, Ltd.(a)	111	5,492
Mohawk Industries, Inc.(a)	28	5,313
Newell Brands, Inc.	111	5,391
NIKE, Inc., Class B	102	5,630
Nordstrom, Inc.	148	5,631
O'Reilly Automotive, Inc.(a)	21	5,693
PACCAR, Inc.	100	5,187
PulteGroup, Inc.	291	5,672
PVH Corp.	56	5,277
Ralph Lauren Corp.	58	5,198
Ross Stores, Inc.	100	5,669
Royal Caribbean Cruises, Ltd.	74	4,969
Signet Jewelers, Ltd.	66	5,439
Southwest Airlines Co.	137	5,372
Staples, Inc.	624	5,379
Starbucks Corp.	98	5,598
Starwood Hotels & Resorts Worldwide, Inc.	74	5,472
Target Corp.	81	5,655
Tiffany & Co.	90	5,458
TJX Cos., Inc.	72	5,561
Tractor Supply Co.	59	5,380
Ulta Salon Cosmetics & Fragrance, Inc.(a)	23	5,604
Under Armour, Inc., Class A(a)	75	3,010
Under Armour, Inc., Class C(a)	81	2,965
United Continental Holdings, Inc.(a)	130	5,335
Urban Outfitters, Inc.(a)	213	5,857
VF Corp.	87	5,350
Walgreens Boots Alliance, Inc.	65	5,413
Wal-Mart Stores, Inc.	76	5,549
Whirlpool Corp.	31	5,166
WW Grainger, Inc.	25	5,681
Wyndham Worldwide Corp.	79	5,627
Yum! Brands, Inc.	66	5,473
		409,048

Consumer, Non-Cyclical: 20.15%
Abbott Laboratories	145	5,700
AbbVie, Inc.	89	5,510
Aetna, Inc.	45	5,496
Alexion Pharmaceuticals, Inc.(a)	43	5,021
Allergan PLC(a)	23	5,315
Altria Group, Inc.	82	5,655
AmerisourceBergen Corp.	71	5,632
Amgen, Inc.	36	5,477
Anthem, Inc.	41	5,385
Archer-Daniels-Midland Co.	129	5,533
Automatic Data Processing, Inc.	62	5,696
Avery Dennison Corp.	72	5,382
Baxter International, Inc.	122	5,517
	Shares	Value
Consumer, Non-Cyclical (continued)
Becton Dickinson and Co.	32	$5,427
Biogen, Inc.(a)	22	5,320
Boston Scientific Corp.(a)	238	5,562
Bristol-Myers Squibb Co.	76	5,590
Brown-Forman Corp., Class B	56	5,587
Campbell Soup Co.	87	5,788
Cardinal Health, Inc.	71	5,539
Celgene Corp.(a)	54	5,326
Centene Corp.(a)	81	5,781
Church & Dwight Co., Inc.	55	5,659
Cigna Corp.	42	5,376
Cintas Corp.	57	5,593
Clorox Co.	41	5,674
Coca-Cola Co.	120	5,440
Colgate-Palmolive Co.	75	5,490
ConAgra Foods, Inc.	115	5,498
Constellation Brands, Inc., Class A	35	5,789
CR Bard, Inc.	24	5,644
Danaher Corp.	55	5,555
DaVita HealthCare Partners, Inc.(a)	72	5,567
DENTSPLY SIRONA, Inc.	86	5,335
Dr. Pepper Snapple Group, Inc.	59	5,701
Edwards Lifesciences Corp.(a)	55	5,485
Eli Lilly & Co.	73	5,749
Endo International PLC(a)	321	5,004
Equifax, Inc.	44	5,650
Estee Lauder Cos., Inc., Class A	59	5,370
Express Scripts Holding Co.(a)	73	5,533
General Mills, Inc.	83	5,920
Gilead Sciences, Inc.	65	5,422
Global Payments, Inc.	73	5,211
H&R Block, Inc.	232	5,336
HCA Holdings, Inc.(a)	70	5,391
Henry Schein, Inc.(a)	31	5,481
Hershey Co.	56	6,355
Hologic, Inc.(a)	161	5,571
Hormel Foods Corp.	155	5,673
Humana, Inc.	29	5,216
Illumina, Inc.(a)	40	5,615
Intuitive Surgical, Inc.(a)	8	5,291
JM Smucker Co.	37	5,639
Johnson & Johnson	47	5,701
Kellogg Co.	71	5,797
Kimberly-Clark Corp.	41	5,637
Kraft Heinz Co.	64	5,663
Kroger Co.	153	5,629
Laboratory Corp. of America Holdings(a)	43	5,602
Mallinckrodt PLC(a)	92	5,592
McCormick & Co., Inc., Non-Voting Shares	54	5,760
McKesson Corp.	30	5,599
Mead Johnson Nutrition Co.	64	5,808
Medtronic PLC	64	5,553
Merck & Co., Inc.	94	5,415
Molson Coors Brewing Co., Class B	54	5,461

	Shares	Value
Consumer, Non-Cyclical (continued)
Mondelez International, Inc., Class A	123	$5,598
Monster Beverage Corp.(a)	35	5,625
Moody's Corp.	56	5,248
Mylan NV(a)	121	5,232
Nielsen Holdings PLC	101	5,249
Patterson Cos., Inc.	114	5,459
PayPal Holdings, Inc.(a)	147	5,367
PepsiCo, Inc.	52	5,509
Perrigo Co. PLC	55	4,987
Pfizer, Inc.	156	5,493
Philip Morris International, Inc.	54	5,493
Procter & Gamble Co.	65	5,504
Quanta Services, Inc.(a)	235	5,433
Quest Diagnostics, Inc.	70	5,699
Regeneron Pharmaceuticals, Inc.(a)	15	5,238
Reynolds American, Inc.	107	5,770
Robert Half International, Inc.	142	5,419
S&P Global, Inc.	51	5,470
St. Jude Medical, Inc.	71	5,538
Stryker Corp.	47	5,632
Sysco Corp.	109	5,531
Total System Services, Inc.	104	5,523
Tyson Foods, Inc., Class A	88	5,877
United Rentals, Inc.(a)	81	5,435
UnitedHealth Group, Inc.	39	5,507
Universal Health Services, Inc., Class B	41	5,498
Varian Medical Systems, Inc.(a)	66	5,427
Verisk Analytics, Inc.(a)	69	5,594
Vertex Pharmaceuticals, Inc.(a)	60	5,161
Western Union Co.	289	5,543
Whole Foods Market, Inc.	176	5,636
Zimmer Biomet Holdings, Inc.	47	5,658
Zoetis, Inc.	115	5,458
		552,500

Energy: 8.03%
Anadarko Petroleum Corp.	102	5,432
Apache Corp.	102	5,678
Baker Hughes, Inc.	118	5,325
Cabot Oil & Gas Corp.	223	5,740
Chesapeake Energy Corp.(a)	1,281	5,483
Chevron Corp.	54	5,661
Cimarex Energy Co.	49	5,847
Columbia Pipeline Group, Inc.	213	5,429
Concho Resources, Inc.(a)	46	5,486
ConocoPhillips	126	5,494
Devon Energy Corp.	156	5,655
Diamond Offshore Drilling, Inc.	228	5,547
EOG Resources, Inc.	68	5,673
EQT Corp.	73	5,652
Exxon Mobil Corp.	60	5,624
First Solar, Inc.(a)	112	5,430
FMC Technologies, Inc.(a)	208	5,547
Halliburton Co.	126	5,707
Helmerich & Payne, Inc.	84	5,639

	Shares	Value
Energy (continued)
Hess Corp.	97	$5,830
Kinder Morgan, Inc.	309	5,785
Marathon Oil Corp.	429	6,439
Marathon Petroleum Corp.	163	6,187
Murphy Oil Corp.	194	6,160
National Oilwell Varco, Inc.	160	5,384
Newfield Exploration Co.(a)	139	6,141
Noble Energy, Inc.	151	5,416
Occidental Petroleum Corp.	73	5,516
ONEOK, Inc.	121	5,741
Phillips 66	68	5,395
Pioneer Natural Resources Co.	36	5,444
Range Resources Corp.	127	5,479
Schlumberger, Ltd.	71	5,615
Southwestern Energy Co.(a)	424	5,334
Spectra Energy Corp.	161	5,897
Tesoro Corp.	74	5,544
Transocean, Ltd.	516	6,135
Valero Energy Corp.	105	5,355
Williams Cos., Inc.	245	5,299
		220,145

Financials: 18.33%
Affiliated Managers Group, Inc.(a)	36	5,068
Aflac, Inc.	79	5,701
Alliance Data Systems Corp.(a)	26	5,094
Allstate Corp.	82	5,736
American Express Co.	88	5,347
American International Group, Inc.	101	5,342
American Tower Corp., REIT	50	5,680
Ameriprise Financial, Inc.	56	5,032
Aon PLC	51	5,571
Apartment Investment & Management Co., REIT, Class A	131	5,785
Arthur J Gallagher & Co.	117	5,569
Assurant, Inc.	64	5,524
AvalonBay Communities, Inc., REIT	31	5,592
Bank of America Corp.	408	5,414
Bank of New York Mellon Corp.	135	5,245
BB&T Corp.	153	5,448
Berkshire Hathaway, Inc., Class B(a)	38	5,502
BlackRock, Inc.	16	5,480
Boston Properties, Inc., REIT	43	5,672
Capital One Financial Corp.	85	5,398
CBRE Group, Inc., Class A(a)	192	5,084
Chubb Corp.	43	5,621
Cincinnati Financial Corp.	78	5,841
Citigroup, Inc.	129	5,468
Citizens Financial Group, Inc.	259	5,175
CME Group, Inc.	57	5,552
Comerica, Inc.	130	5,347
Crown Castle International Corp., REIT	57	5,782
Digital Realty Trust, Inc., REIT	53	5,776
Discover Financial Services	103	5,520
E*Trade Financial Corp.(a)	218	5,121

	Shares	Value
Financials (continued)
Equinix, Inc., REIT	14	$5,428
Equity Residential, REIT	82	5,648
Essex Property Trust, Inc., REIT	25	5,702
Extra Space Storage, Inc., REIT	62	5,737
Federal Realty Investment Trust, REIT	34	5,629
Fifth Third Bancorp	304	5,347
Franklin Resources, Inc.	164	5,473
General Growth Properties, Inc., REIT	192	5,725
Goldman Sachs Group, Inc.	37	5,497
Hartford Financial Services Group, Inc.	124	5,503
HCP, Inc., REIT	155	5,484
Host Hotels & Resorts, Inc., REIT	339	5,495
Huntington Bancshares, Inc.	583	5,212
Intercontinental Exchange, Inc.	21	5,375
Invesco, Ltd.	197	5,031
Iron Mountain, Inc., REIT	142	5,656
JPMorgan Chase & Co.	87	5,406
KeyCorp	471	5,205
Kimco Realty Corp., REIT	184	5,774
Legg Mason, Inc.	176	5,190
Leucadia National Corp.	322	5,580
Lincoln National Corp.	129	5,001
Loews Corp.	137	5,629
M&T Bank Corp.	47	5,557
Macerich Co., REIT	68	5,807
Marsh & McLennan Cos., Inc.	82	5,614
MasterCard, Inc., Class A	58	5,107
MetLife, Inc.	129	5,138
Morgan Stanley	217	5,638
NASDAQ OMX Group, Inc.	84	5,432
Navient Corp.	450	5,377
Northern Trust Corp.	78	5,168
People's United Financial, Inc.	359	5,263
PNC Financial Services Group, Inc.	65	5,290
Principal Financial Group, Inc.	129	5,303
Progressive Corp.	170	5,695
Prologis, Inc., REIT	108	5,296
Prudential Financial, Inc.	76	5,422
Public Storage, REIT	22	5,623
Realty Income Corp., REIT	83	5,757
Regions Financial Corp.	605	5,149
Simon Property Group, Inc., REIT	26	5,639
SL Green Realty Corp., REIT	54	5,749
State Street Corp.	94	5,068
SunTrust Banks, Inc.	133	5,464
Synchrony Financial	209	5,284
T Rowe Price Group, Inc.	76	5,546
Torchmark Corp.	91	5,626
Travelers Cos., Inc.	48	5,714
UDR, Inc., REIT	156	5,760
Unum Group	161	5,118
US Bancorp	132	5,324
Ventas, Inc., REIT	78	5,680
Visa, Inc., Class A	69	5,118
Vornado Realty Trust, REIT	56	5,607
Wells Fargo & Co.	116	5,490

	Shares	Value
Financials (continued)
Welltower, Inc., REIT	74	$5,637
Weyerhaeuser Co., REIT	189	5,627
Willis Towers Watson PLC	44	5,470
XL Group PLC	168	5,596
Zions Bancorporation	205	5,152
		502,519

Industrials: 12.88%
3M Co.	32	5,604
Acuity Brands, Inc.	22	5,455
Agilent Technologies, Inc.	120	5,323
Allegion PLC	80	5,554
AMETEK, Inc.	116	5,363
Amphenol Corp., Class A	93	5,332
Ball Corp.	76	5,494
Boeing Co.	42	5,455
Caterpillar, Inc.	72	5,458
CH Robinson Worldwide, Inc.	75	5,569
Corning, Inc.	270	5,530
CSX Corp.	205	5,346
Cummins, Inc.	48	5,397
Deere & Co.	64	5,187
Dover Corp.	78	5,407
Eaton Corp. PLC	89	5,316
Emerson Electric Co.	104	5,425
Expeditors International of Washington, Inc.	112	5,492
FedEx Corp.	34	5,160
FLIR Systems, Inc.	174	5,385
Flowserve Corp.	110	4,969
Fluor Corp.	107	5,273
Garmin, Ltd.	130	5,515
General Dynamics Corp.	39	5,430
General Electric Co.	177	5,572
Harris Corp.	66	5,507
Honeywell International, Inc.	47	5,467
Illinois Tool Works, Inc.	52	5,416
Ingersoll-Rand PLC	84	5,349
Jacobs Engineering Group, Inc.(a)	107	5,330
JB Hunt Transport Services, Inc.	68	5,503
Kansas City Southern	62	5,586
L-3 Communications Holdings, Inc.	38	5,574
Lockheed Martin Corp.	23	5,708
Martin Marietta Materials, Inc.	30	5,760
Masco Corp.	177	5,476
Norfolk Southern Corp.	65	5,533
Northrop Grumman Corp.	25	5,557
Owens-Illinois, Inc.(a)	294	5,295
Parker-Hannifin Corp.	49	5,294
Pentair PLC	90	5,246
PerkinElmer, Inc.	103	5,399
Raytheon Co.	40	5,438
Republic Services, Inc.	109	5,593
Rockwell Automation, Inc.	47	5,397
Rockwell Collins, Inc.	63	5,364

	Shares	Value
Industrials (continued)
Roper Technologies, Inc.	32	$5,458
Ryder System, Inc.	85	5,197
Sealed Air Corp.	115	5,287
Snap-on, Inc.	35	5,524
Stanley Black & Decker, Inc.	48	5,339
Stericycle, Inc.(a)	53	5,518
TE Connectivity, Ltd.	90	5,140
Textron, Inc.	142	5,192
Thermo Fisher Scientific, Inc.	37	5,467
TransDigm Group, Inc.(a)	21	5,537
Tyco International PLC	126	5,368
Union Pacific Corp.	62	5,409
United Parcel Service, Inc., Class B	52	5,601
United Technologies Corp.	54	5,538
Vulcan Materials Co.	48	5,777
Waste Management, Inc.	86	5,699
Waters Corp.(a)	40	5,626
WestRock Co.	139	5,403
Xylem, Inc.	120	5,358
		353,241

Technology: 9.14%
Accenture PLC, Class A	46	5,211
Activision Blizzard, Inc.	139	5,509
Adobe Systems, Inc.(a)	56	5,364
Akamai Technologies, Inc.(a)	101	5,649
Analog Devices, Inc.	95	5,381
Apple, Inc.	56	5,354
Applied Materials, Inc.	229	5,489
Autodesk, Inc.(a)	96	5,197
Avago Technologies, Ltd.	34	5,284
CA, Inc.	165	5,417
Cerner Corp.(a)	100	5,860
Citrix Systems, Inc.(a)	64	5,126
Cognizant Technology Solutions Corp., Class A(a)	91	5,209
CSRA, Inc.	236	5,529
Dun & Bradstreet Corp.	43	5,239
Electronic Arts, Inc.(a)	72	5,455
EMC Corp.	196	5,325
Fidelity National Information Services, Inc.	74	5,452
Fiserv, Inc.(a)	51	5,545
Hewlett Packard Enterprise Co.	291	5,317
HP, Inc.	418	5,246
Intel Corp.	171	5,609
International Business Machines Corp.	36	5,464
Intuit, Inc.	51	5,692
KLA-Tencor Corp.	75	5,494
Lam Research Corp.	66	5,548
Linear Technology Corp.	114	5,304
Microchip Technology, Inc.	104	5,279
Micron Technology, Inc.(a)	455	6,261
Microsoft Corp.	108	5,526
NetApp, Inc.	222	5,459
	Shares	Value
Technology (continued)
NVIDIA Corp.	114	$5,359
Oracle Corp.	141	5,771
Paychex, Inc.	99	5,891
Pitney Bowes, Inc.	305	5,429
Qorvo, Inc.(a)	99	5,471
QUALCOMM, Inc.	102	5,464
Red Hat, Inc.(a)	71	5,155
salesforce.com, Inc.(a)	67	5,320
Seagate Technology PLC	239	5,822
Skyworks Solutions, Inc.	84	5,316
Teradata Corp.(a)	199	4,989
Texas Instruments, Inc.	88	5,513
Western Digital Corp.	117	5,529
Xerox Corp.	560	5,314
Xilinx, Inc.	116	5,351
		250,488

Utilities: 6.00%
AES Corp.	482	6,015
AGL Resources, Inc.	83	5,476
Ameren Corp.	106	5,680
American Electric Power Co., Inc.	81	5,677
American Water Works Co., Inc.	69	5,831
CenterPoint Energy, Inc.	236	5,664
CMS Energy Corp.	124	5,687
Consolidated Edison, Inc.	70	5,631
Dominion Resources, Inc.	74	5,767
DTE Energy Co.	58	5,749
Duke Energy Corp.	66	5,662
Edison International	73	5,670
Entergy Corp.	69	5,613
Eversource Energy	96	5,750
Exelon Corp.	159	5,781
FirstEnergy Corp.	160	5,586
NextEra Energy, Inc.	44	5,738
NiSource, Inc.	214	5,675
NRG Energy, Inc.	389	5,831
PG&E Corp.	86	5,497
Pinnacle West Capital Corp.	70	5,674
PPL Corp.	139	5,247
Public Service Enterprise Group, Inc.	122	5,686
SCANA Corp.	76	5,750
Sempra Energy	50	5,701
Southern Co.	106	5,685
TECO Energy, Inc.	196	5,418
WEC Energy Group, Inc.	86	5,616
Xcel Energy, Inc.	127	5,687
		164,444

Total Common Stocks
(Cost $2,897,836)		2,727,235

	Shares	Value
Utilities (continued)
SHORT TERM INVESTMENTS: 1.20%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.27% 7-day yield)	32,830	$32,830

Total Short Term Investments
(Cost $32,830)		32,830

Total Investments: 100.67%
(Cost $2,930,666)		2,760,065

Liabilities In Excess Of Other Assets: (0.67)%		(18,261)

Net Assets: 100.00%		$2,741,804

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

Index Funds S&P 500 Equal Weight	Notes to Quarterly Schedule of Investments
June 30, 2016

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Trust was previously known as "Giant 5 Funds", and changed its name to "Index Funds" in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor's 500 Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2016 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Index Funds S&P 500 Equal Weight	Notes to Quarterly Schedule of Investments
June 30, 2016

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2016:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Index Funds S&P 500 Equal Weight
Common Stocks	$2,727,235	$–	$–	$2,727,235
Short Term Investments	32,830	–	–	32,830
TOTAL	$2,760,065	$–	$–	$2,760,065

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2016.

For the period ended June 30, 2016, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2016 are as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$152,064	$(333,687)	$(181,623)	$2,941,689

The difference between book basis and tax basis net unrealized appreciation for the Fund is primarily attributable tax adjustments.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	August 25, 2016

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	August 25, 2016